Loans - Long-term loan maturities (Details) - Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Long-term loan principal maturities
2021	¥ 1,084,983	$ 158,452
2022	855,031	124,870
2023	149,040	21,766
2024	19,080	2,786
Long-term loan principal	¥ 2,108,134	$ 307,874